7. MINERAL PROPERTY INTERESTS (Tables)	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Capitalized mineral property acquisition costs

Capitalized mineral property acquisition costs are summarized as follows:

	June 30, 2014	December 31, 2013

USA
Ann Mason	$47,494,176	$47,495,218
Lordsburg	492,319	494,171
Other	281,679	282,738
Total USA	48,268,174	48,272,127

AUSTRALIA
Blue Rose JV	532,436	534,438
Total Australia	532,436	534,438

Total all locations	$48,800,610	$48,806,565

Exploration costs expensed

Expensed exploration costs are summarized as follows:

	Three Months Ended June 30, 2014	Three Months Ended June 30, 2013	Six Months Ended June 30, 2014	Six Months Ended June 30, 2013

Mongolia	$2,584	$243,778	$948,894	$773,612
US	599,677	1,571,377	1,132,705	2,512,408
Other	155,064	89,481	239,872	222,406

Total all locations	$757,325	$1,904,636	$2,321,471	$3,508,426